Other receivables (Details) - ARS ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total non current		$ 3	$ 14
Current other receivables		18,700	4,154
Current other receivables		(18,700)	(4,154)
Frame work agreement		1,517	573	$ 1,253
Financial credit member
IfrsStatementLineItems [Line Items]
Total non current			9
Current other receivables		14	27
Current other receivables		(14)	(27)
Related parties [member]
IfrsStatementLineItems [Line Items]
Total non current		3	5
Current other receivables			1
Current other receivables			(1)
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	[1]	2,770	573
Current other receivables	[1]	(2,770)	(573)
Assigned Assets And In Custody [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	[2]	4,675
Current other receivables	[2]	(4,675)
Credit for real estate asset member
IfrsStatementLineItems [Line Items]
Current other receivables			60
Current other receivables			(60)
Judicial deposits member
IfrsStatementLineItems [Line Items]
Current other receivables		208	166
Current other receivables		(208)	(166)
Security deposits member
IfrsStatementLineItems [Line Items]
Current other receivables		99	125
Current other receivables		(99)	(125)
Prepaid expenses member
IfrsStatementLineItems [Line Items]
Current other receivables		380	404
Current other receivables		(380)	(404)
Advances to personnel member
IfrsStatementLineItems [Line Items]
Current other receivables		1	47
Current other receivables		(1)	(47)
Advances to suppliers member
IfrsStatementLineItems [Line Items]
Current other receivables		308	17
Current other receivables		(308)	(17)
Tax credits member
IfrsStatementLineItems [Line Items]
Current other receivables		9,830	2,659
Current other receivables		(9,830)	(2,659)
Debtors for complementary activities member
IfrsStatementLineItems [Line Items]
Current other receivables		406	123
Current other receivables		(406)	(123)
Other1 member
IfrsStatementLineItems [Line Items]
Current other receivables		53	9
Current other receivables		(53)	(9)
Allowance for impairment of other receivables member
IfrsStatementLineItems [Line Items]
Current other receivables		44	57
Current other receivables		$ (44)	$ (57)

[1]	As of December 31, 2022 and 2021, $ 1,517 and $ 573 relate to the Framework Agreement signed in December 2020 related to the Works Plan of the AMBA’s network, and $ 1,253 relates to the Framework Agreement signed in December 2022 related to the Recognition of consumption in vulnerable neighborhoods, respectively.
[2]	Relate to Securities issued by private companies for 11,771,500 NV and cash deriving from the collection of securities for USD 2,924,022 assigned to and in possession of Global Valores S.A., respectively. The Company retains the risks and rewards of the aforementioned assets and may make use of them, at its own request, in a term of 15 days.